Shareholder Fees - FidelityAdvisorMulti-AssetIncomeFund-RetailPRO	Nov. 08, 2023 USD ($)
FidelityAdvisorMulti-AssetIncomeFund-RetailPRO | Fidelity Advisor Multi-Asset Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none